Statements of Stockholders' Deficit - USD ($) $ in Thousands	Common Stock [Member]	Stock Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jul. 18, 2024
Balance, shares at Jul. 18, 2024
Net loss
Balance at Dec. 31, 2024
Balance, shares at Dec. 31, 2024
Net loss				(3,899)	(3,899)
Issuance of common stock
Issuance of common stock, shares	1,000
Stock subscription receivable
Stockholder contribution			2,487		2,487
Balance at Dec. 31, 2025			$ 2,487	$ (3,899)	$ (1,412)
Balance, shares at Dec. 31, 2025	1,000